Note 15 - Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	As of December 31,
	2014	2015
	RMB	RMB
Amount due from an affiliate and its subsidiaries, net (i)	209,601	36,508
Subscription receivables (note 2(m) & note 12)	257,491	268,829